Post-Employment Benefits - Summary of Amount Recognized in the Consolidated Balance Sheet (Parenthetical) (Detail) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Effect of asset ceiling	kr 583	kr 635